Investment Objectives and Goals	Oct. 02, 2026
Defiance Daily Target 2X Long AMSC ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG AMSC ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of American Superconductor Corporation (NASDAQ: AMSC). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long CAMT ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG CAMT ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Camtek Ltd. (NASDAQ: CAMT). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long NTNX ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG NTNX ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Nutanix, Inc. (NASDAQ: NTNX). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long PENG ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG PENG ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Penguin Solutions, Inc. (NASDAQ: PENG). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long PLPC ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG PLPC ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Preformed Line Products Company (NASDAQ: PLPC). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long RXT ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG RXT ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Rackspace Technology, Inc. (NASDAQ: RXT). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long SHAZ ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG SHAZ ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of SharonAI Holdings, Inc. (NASDAQ: SHAZ). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long SIMO ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG SIMO ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Silicon Motion Technology Corporation (NASDAQ: SIMO). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.